Financial income and expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Interest income	$ 3	$ 5	$ 3
Interest income on related party loans (refer to note 21)	17	17	19
Net gain in fair value of derivatives	29	134	0
Net foreign currency exchange gain	0	13	0
Financial income	49	169	22
Transaction costs	(17)	(28)	(33)
Fair value adjustment of acquired notes	1	2	2
Embedded derivatives	7	8	9
Net loss in fair value of derivatives	0	0	(198)
Net foreign currency exchange loss	(44)	0	(32)
Loss on extinguishment of debt(a)(b)(c)	(67)	(168)	(305)
Other	(13)	(12)	(11)
Financial expenses	(750)	(1,042)	(1,562)
Net financial expenses	(701)	(873)	(1,540)
Reynolds Notes, Senior Notes 8.250%, Credit Agreement, And 2017 Securitization Facility [member]
Revenue [abstract]
Write off of deferred debt issuance cost	56
Securitization Facility [member]
Revenue [abstract]
Interest expense on borrowings	(13)	(9)	(8)
Credit Agreement [member]
Revenue [abstract]
Interest expense on borrowings	$ (146)	(119)	(110)
Reynolds Notes, Senior Secured Notes 7.125% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	7.125%
Revenue [abstract]
Interest expense on borrowings	$ 0	(26)	(57)
Transaction costs			1
Redemption premium			8
Reynolds Notes, Senior Secured Notes 7.875% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	7.875%
Revenue [abstract]
Interest expense on borrowings	$ 0	(27)	(64)
Reynolds Notes, Senior Secured Notes 5.750% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	5.75%
Revenue [abstract]
Interest expense on borrowings	$ (186)	(186)	(186)
Reynolds Notes, Senior Secured Notes 6.875% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	6.875%
Revenue [abstract]
Interest expense on borrowings	$ (44)	(65)	(69)
Reynolds Notes, Senior Secured Notes Floating Rate [member]
Revenue [abstract]
Interest expense on borrowings	$ (35)	(16)	0
Reynolds Notes, Senior Secured Notes 5.125% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	5.125%
Revenue [abstract]
Interest expense on borrowings	$ (82)	(41)	0
Reynolds Notes, Senior Notes 8.500% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	8.50%
Revenue [abstract]
Interest expense on borrowings	$ 0	(28)	(63)
Reynolds Notes, Senior Notes 9.000% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	9.00%
Revenue [abstract]
Interest expense on borrowings	$ 0	(28)	(73)
Reynolds Notes, Senior Notes 9.875% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	9.875%
Revenue [abstract]
Interest expense on borrowings	$ 0	(83)	(147)
Reynolds Notes, Senior Notes 8.250% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	8.25%
Revenue [abstract]
Interest expense on borrowings	$ (4)	(75)	(82)
Reynolds Notes, Senior Notes 8.250% [member]
Revenue [abstract]
Redemption premium	$ 11
Certain Senior Secured Notes And Senior Notes [member]
Revenue [abstract]
Write off of deferred debt issuance cost		43
Redemption premium		125	296
Reynolds Notes, Senior Notes 7.000% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	7.00%
Revenue [abstract]
Interest expense on borrowings	$ (56)	(29)	0
2013 Notes, Senior Notes 5.625% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	5.625%
Revenue [abstract]
Interest expense on borrowings	$ 0	(30)	(36)
2013 Notes, Senior Subordinated Notes 6.000% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	6.00%
Revenue [abstract]
Interest expense on borrowings	$ 0	(18)	(35)
Pactiv Notes, Debentures 8.125% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	8.125%
Revenue [abstract]
Interest expense on borrowings	$ (11)	(24)	(24)
Pactiv Notes, Notes 6.400% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	6.40%
Revenue [abstract]
Interest expense on borrowings	$ (1)	(1)	(1)
Pactiv Notes, Debentures 7.950% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	7.95%
Revenue [abstract]
Interest expense on borrowings	$ (22)	(22)	(22)
Pactiv Notes, Debentures 8.375% [member]
Analysis of income and expense [Line Items]
Borrowings, interest rate	8.375%
Revenue [abstract]
Interest expense on borrowings	$ (17)	$ (17)	$ (17)